Investments - Summary of financial information on the main associates and joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
TOTAL ASSETS	€ 1,734,659	€ 1,595,835	€ 1,508,250
TOTAL LIABILITIES	1,637,074	1,498,782	1,416,928
Profit or loss for the year	10,764	9,653	(7,708)
Other accumulated comprehensive income	(35,628)	(32,719)	(33,144)
Total equity	97,585	97,053	91,322	€ 110,659
TOTAL LIABILITIES AND EQUITY	1,734,659	1,595,835	1,508,250
Profit (loss) from continuing operations	10,764	9,653	(7,708)
Profit/(loss) after tax from discontinued operations	0	€ 0	€ 0
Aggregate amounts for entities accounted for using the equity method | Merlin Properties, SOCIMI, S.A.
Disclosure of associates [line items]
Current assets	1,038
Non current assets	13,234
TOTAL ASSETS	14,272
Current liabilities	737
Non current liabilities	6,508
TOTAL LIABILITIES	7,245
Profit or loss for the year	512
Other accumulated comprehensive income	32
Rest of equity	6,483
Total equity	7,027
TOTAL LIABILITIES AND EQUITY	14,272
Ordinary activities income	551
Profit (loss) from continuing operations	512
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Metrovacesa, S.A.
Disclosure of associates [line items]
Current assets	2,200
Non current assets	577
TOTAL ASSETS	2,777
Current liabilities	364
Non current liabilities	334
TOTAL LIABILITIES	698
Profit or loss for the year	18
Other accumulated comprehensive income	1
Rest of equity	2,060
Total equity	2,079
TOTAL LIABILITIES AND EQUITY	2,777
Ordinary activities income	511
Profit (loss) from continuing operations	18
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Caceis
Disclosure of associates [line items]
Current assets	36,702
Non current assets	87,638
TOTAL ASSETS	124,340
Current liabilities	9,629
Non current liabilities	110,251
TOTAL LIABILITIES	119,880
Profit or loss for the year	278
Other accumulated comprehensive income	0
Rest of equity	4,182
Total equity	4,460
TOTAL LIABILITIES AND EQUITY	124,340
Ordinary activities income	2,770
Profit (loss) from continuing operations	278
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Zurich Santander Insurance América, S.L.
Disclosure of associates [line items]
Current assets	1,027
Non current assets	16,216
TOTAL ASSETS	17,243
Current liabilities	337
Non current liabilities	15,907
TOTAL LIABILITIES	16,244
Profit or loss for the year	471
Other accumulated comprehensive income	(759)
Rest of equity	1,287
Total equity	999
TOTAL LIABILITIES AND EQUITY	17,243
Ordinary activities income	4,771
Profit (loss) from continuing operations	471
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | CNP Santander
Disclosure of associates [line items]
Current assets	166
Non current assets	2,168
TOTAL ASSETS	2,334
Current liabilities	19
Non current liabilities	1,907
TOTAL LIABILITIES	1,926
Profit or loss for the year	93
Other accumulated comprehensive income	(86)
Rest of equity	401
Total equity	408
TOTAL LIABILITIES AND EQUITY	2,334
Ordinary activities income	816
Profit (loss) from continuing operations	93
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Santander Caceis Latam Holding 1, S.L
Disclosure of associates [line items]
Current assets	191
Non current assets	497
TOTAL ASSETS	688
Current liabilities	188
Non current liabilities	10
TOTAL LIABILITIES	198
Profit or loss for the year	67
Other accumulated comprehensive income	(242)
Rest of equity	665
Total equity	490
TOTAL LIABILITIES AND EQUITY	688
Ordinary activities income	120
Profit (loss) from continuing operations	67
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | U.C.I., S.A.
Disclosure of associates [line items]
Current assets	308
Non current assets	11,228
TOTAL ASSETS	11,536
Current liabilities	182
Non current liabilities	10,574
TOTAL LIABILITIES	10,756
Profit or loss for the year	(63)
Other accumulated comprehensive income	280
Rest of equity	563
Total equity	780
TOTAL LIABILITIES AND EQUITY	11,536
Ordinary activities income	263
Profit (loss) from continuing operations	(63)
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Hyundai Capital UK Limited
Disclosure of associates [line items]
Current assets	2,593
Non current assets	2,064
TOTAL ASSETS	4,657
Current liabilities	2,346
Non current liabilities	1,868
TOTAL LIABILITIES	4,214
Profit or loss for the year	68
Other accumulated comprehensive income	(19)
Rest of equity	394
Total equity	443
TOTAL LIABILITIES AND EQUITY	4,657
Ordinary activities income	809
Profit (loss) from continuing operations	68
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Fortune Auto Finance Co., ltd
Disclosure of associates [line items]
Current assets	176
Non current assets	1,863
TOTAL ASSETS	2,039
Current liabilities	29
Non current liabilities	1,521
TOTAL LIABILITIES	1,550
Profit or loss for the year	57
Other accumulated comprehensive income	12
Rest of equity	420
Total equity	489
TOTAL LIABILITIES AND EQUITY	2,039
Ordinary activities income	257
Profit (loss) from continuing operations	57
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Santander Seguros y Reaseguros, Compañía Aseguradora, S.A.
Disclosure of associates [line items]
Current assets	79
Non current assets	1,725
TOTAL ASSETS	1,804
Current liabilities	190
Non current liabilities	1,051
TOTAL LIABILITIES	1,241
Profit or loss for the year	89
Other accumulated comprehensive income	(51)
Rest of equity	525
Total equity	563
TOTAL LIABILITIES AND EQUITY	1,804
Ordinary activities income	784
Profit (loss) from continuing operations	89
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Banco RCI Brasil S.A.
Disclosure of associates [line items]
Current assets	5
Non current assets	1,939
TOTAL ASSETS	1,944
Current liabilities	109
Non current liabilities	1,582
TOTAL LIABILITIES	1,691
Profit or loss for the year	40
Other accumulated comprehensive income	(217)
Rest of equity	430
Total equity	253
TOTAL LIABILITIES AND EQUITY	1,944
Ordinary activities income	292
Profit (loss) from continuing operations	40
Profit/(loss) after tax from discontinued operations	€ 0